Non-current financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of components of non-current financial debts [abstract]
Straight bonds	$ 25,296	$ 28,298
Liabilities to banks and other institutions	227	233
Total including current portion of non-current financial debt	25,523	28,531
Less current portion of non-current financial debt	(2,621)	(2,272)
Total non-current financial debts	$ 22,902	$ 26,259
Average interest rate on loans received	0.90%	0.30%
Ratio fixed rate financial debt to total financial debt	87.00%	79.00%
Average interest rate on borrowings	1.90%	2.00%